Dividend - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended						12 Months Ended
	Nov. 26, 2013 USD ($)	Nov. 26, 2013 CNY	Apr. 27, 2012 USD ($)	Apr. 27, 2012 CNY	Jan. 18, 2011 USD ($)	Jan. 18, 2011 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Dividends Payable [Line Items]
Cash dividend per share declared	$ 0.16		$ 0.3		$ 0.150
Cash dividend to common stock	$ 31,591	192,470	$ 59,986	378,472	$ 31,168	205,172	192,470	378,472	205,172
Dividend declared, record date	Dec. 20, 2013	Dec. 20, 2013	Apr. 26, 2012	Apr. 26, 2012	Jan. 31, 2011	Jan. 31, 2011